BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2021
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

5.    BUSINESS ACQUISITIONS

Unless stated otherwise, all business combinations disclosed were accounted for by applying the acquisition method. Goodwill recognized as a result of the acquisitions is not expected to be deductible for income tax purposes.

Acquisition after the reporting period

Acquisition of VisionLabs – In February 2022, the Group acquired a 100% ownership interest in VisionLabs B.V. (“VisionLabs”), leading provider of computer vision and machine learning solutions, for total consideration of RUB 6,523 million. The acquisition is aimed at reinforcement of the Group’s artificial intelligence product portfolio in the computer vision space, and enhancing the potential of the Group’s digital ecosystem. The purchase price constitutes a cash payment of RUB 5,243 million, transfer of the non-controlling stake in one of the Group’s subsidiaries for RUB 659 million and contingent consideration of RUB 621 million. Contingent consideration is based on certain performance criteria for the periods starting 2022 and ending 2024.

The preliminary purchase price allocation for VisionLabs was as follows:

Goodwill	3,800	(1)
Customer base	1,726	(2)
Other intangible assets	1,434
Property, plant and equipment	86
Other non-current assets	53
Current assets	266
Cash and cash equivalents	211
Current liabilities	(447)
Non‑current liabilities	(606)

Total consideration	6,523
Including:
Fair value of contingent consideration	621
Fair value of stake in Group’s subsidiary	659
Cash payable	5,243
(1)The provisional goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Artificial Intelligence” operating segment.
(2)Amortized over the term of up to 7 years.

Acquisitions in 2021

Acquisition of Zelenaya Tochka – In April 2021, the Group increased its stake in Achemar Holdings Limited, owner of the operational companies of “Zelenaya Tochka” Group, to 100% and obtained control over the entity to expand its regional footprint. Prior to the acquisition, the Group owned 51% in Achemar Holdings Limited and accounted for the investment as the investment in joint venture (Note 16). “Zelenaya Tochka” Group includesfixed-line operators in Stavropol and Tambov regions. The purchase price constituted a cash payment of RUB 1,512 million paid in April 2021 and deferred payment of RUB 7 million.

Acquisition of Credit Consulting – In April 2021, the Group acquired a 100% ownership interest in LLC “Credit Consulting”, a credit broker. The purchase price constituted a cash payment of RUB 10 thousand paid in May 2021 and contingent consideration at fair value of RUB 60 million, payable in 5-year period based on operating performance targets.

Acquisition of MTT – In June 2021, the Group acquired a 100% ownership interest in OJSC “Multiregional TransitTelecom” (“MTT”), a provider of intelligent connectivity solutions for businesses, to expand its connectivity services portfolio. The purchase price constituted a cash payment of RUB 3,680 million paid in June 2021, transfer of receivables from former owners offset against the purchase price for RUB 1,958 million and deferred payment of RUB 160 million.

Acquisition of Energy Group – In June 2021, the Group acquired a 100% ownership interest in LLC “GDTs Energy Group” (“GreenBush”), the operator of the GreenBush data center in Tehnopolis special economic area, to use the facility’s additional capacity to offer colocation and cloud solutions to customers as well as to facilitate the Group’s own compute and storage needs. The purchase price constituted a cash payment of RUB 5,200 million paid in July 2021.

The preliminary purchase price allocations for acquired companies as at the dates of acquisitions were as follows:

			Zelenaya			Credit
	MTT		Tochka		GreenBush	Consulting
Goodwill	2,984	(1)	1,353	(1)	-	46	(2)
Customer base	827	(3)	320	(4)	—	—
Trademark	530		12		—	—
Other intangible assets	590		24		1	4
Property, plant and equipment	588		623		5,171	—
Other non-current assets	254		43		17	—
Current assets	3,056		1,417		84	18
Cash and cash equivalents	340		152		9	3
Current liabilities	(2,656)		(725)		(26)	(11)
Non‑current liabilities	(715)		(118)		(56)	—

Total consideration	5,798		3,101		5,200	60
Including:
Fair value of contingent consideration	—		—		—	60
Fair value of offset financial assets	1,958		—		—	—
Fair value of previously held interest	—		1,582		—	—
Deferred payment	160		7		—	—
Cash paid or payable	3,680		1,512		5,200	—
(1)The provisional goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Telecom” operating segment.
(2)The provisional goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Fintech” operating segment.
(3)Amortized over the term of up to 3 years.
(4)Amortized over the term of 5 years.

None of the provisional amounts of goodwill recognized is expected to be deductible for income tax purposes.

Acquisitions under common control, accounted for directly in equity

Acquisition of LLC Sistema Capital (“Sistema Capital”) – In September 2021, the Group acquired the remaining 70% stake in the investment services company Sistema Capital from subsidiaries of Sistema, for total consideration of RUB 3,500 million. Acquisition of Sistema Capital enables the Group to enhance its retail financial services portfolio, adding a comprehensive set of investment services.

The following table summarizes the details of acquisition of subsidiary under common control finalized in 2021:

	Consideration
	paid
	net of cash		Assets acquired	Liabilities
Acquired company	acquired*	Cash acquired	other than cash	assumed
Sistema Capital	3,474	26	1,185	90

* Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

Disposal of STS-Ukraine

In February 2021, the Group sold its 100% stake in LLC “Sitronics Telecom Solutions Ukraine” (“STS-Ukraine”) for RUB 52 million.

As of the date of disposal, the carrying amounts of assets and liabilities pertaining to the disposal group and reconciliation of the loss on disposal were as follows:

Current assents	282
Non-current assets	51
Total assets	333
Current liabilities	(275)
Non-current liabilities	(36)
Total liabilities	(311)
Accumulated other comprehensive income	83

Total consideration	(52)

Loss on disposal	53

Acquisitions in 2020

Acquisition of Stopol – In June 2020, the Group acquired a 100% ownership interest in LLC “Stopol Auto” and LLC “Koagent Rus” (jointly referred as “Stopol”), wholesalers of auto parts and multimedia devices. The purchase price constituted a cash payment of RUB 312 million paid in July 2020 and a contingent consideration. This acquisition allowed the Group to enter into the market of the smart multimedia systems for cars.

The purchase price allocation for Stopol as at the date of acquisition was presented as follows:

Stopol

Goodwill(1)	282
Other non-current assets	2
Current assets	230
Cash and cash equivalents	69
Current liabilities	(262)

Total consideration	321

Including:
Fair value of contingent consideration	9
Cash paid	312
(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Stopol” operating segment within “Other” category in reportable segments.

Acquisitions in 2019

Acquisition of JSC RIKT - In June 2019, the Group acquired a 97.4% ownership interest in JSC RIKT ("RIKT"), a fixed-line operator in the Kemerovo region, for cash consideration of RUB 360 million. This acquisition allowed the Group to increase its market share in the region. In September 2019, the Group finalized the mandatory share repurchase from minority shareholders of RIKT and increased its share to 100%.

The fair values of the identifiable assets and liabilities of RIKT as at the date of acquisition were as follows:

Goodwill (1)	105
Other intangible assets (2)	172
Property, plant and equipment	118
Trade and other receivables	12
Cash and cash equivalents	6
Other current assets	9
Other non-current assets	14
Current liabilities	(37)
Non‑current liabilities	(39)

Consideration transferred (in cash)	360
(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Telecom” operating segment.
(2)	Amortized over the average term of 12 years.

Acquisitions under common control, accounted for directly in equity

Acquisition of JSC Objedinennye Russkie Kinostudii (“Кinopolis”) – In April 2019, the Group acquired Kinopolis from Business-Nedvizhimost, a subsidiary of Sistema, for total consideration of RUB 2,042 million. Kinopolis owns fully equipped movie complex in Saint-Petersburg. Acquisition of Kinopolis enabled the Group to develop its own entertainment content.

Acquisition of property complex at Narodnogo opolcheniya street (“Narodnoje”) - In August 2019, the Group acquired Narodnoje property complex from Sistema for total consideration of RUB 329 million. The property complex comprised office facilities leased by the Group and hostel premises leased by a third party and operated under management agreement with Business-Nedvizhimost, a subsidiary of Sistema. The acquisition enabled the Group to optimize its rental expenses and enhance its investment property portfolio.

The following table summarizes the details of acquisitions of subsidiaries under common control finalized in 2019:

	Consideration paid		Assets acquired
Acquired company	net of cash acquired*	Cash acquired	other than cash	Liabilities assumed
Kinopolis	2,030	12	1,017	58
Narodnoje	329	—	102	—

Total effect of acquisitions under common control	2,359	12	1,119	58

*Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

According to the terms of the purchase agreements, deferred payments and contingent consideration payable by the Group could be reduced by the amount of any losses incurred by the Group in respect of any tax or other claims relating to the pre-acquisition period. In case the amount of the losses incurred exceeds the amount of deferred payment, the seller has indemnified the Group for the amounts in excess. The following table summarizes the movement in deferred payment and contingent consideration liabilities and related indemnification assets for the years ended December 31, 2021, 2020 and 2019:

	Deferred
	payments
	on			Zelenaya	Credit
Indemnification asset/	acquisitions	IT-Grad	Stopol	Tochka	Consulting	MTT
(Liability on deferred payment/	prior to	contingent	contingent	deferred	contingent	deferred
contingent consideration)	2019	consideration	consideration	payment	consideration	payment

January 1, 2019	118	(907)	—	—	—	—

Measurement period adjustment	—	66	—	—	—	—
Reversal of indemnity	(259)	—	—	—	—	—
Revaluation	(22)	(66)	—	—	—	—
Payment	163	—	—	—	—	—

December 31, 2019	—	(907)	—	—	—	—

Initial recognition of deferred payment/contingent consideration	—	—	(40)	—	—	—
Less: Provision for tax liabilities related to pre-acquisition period	—	—	26	—	—	—
Reversal of tax provision	—	—	(10)	—	—	—

December 31, 2020	—	(907)	(24)	—	—	—

Initial recognition of deferred payment/contingent consideration	—	—	—	(7)	(60)	(160)
Less: Provision for tax liabilities related to pre-acquisition period	—	—	3	—	—	—
Revaluation	—	542	—	—	(1)	—
Payment	—	365	—	7	—	—

December 31, 2021	—	—	(21)	—	(61)	(160)

Pro forma results of operations – The following pro forma financial data for the years ended December 31, 2021, 2020 and 2019 give effect to the business combinations as they had been completed at the beginning of the year.

	2021
	MTT, Zelenaya
	Tochka,
	GreenBush,
	Credit	2020	2019
	Consulting,		RIKT, Kinopolis,
Pro forma:	Sistema Capital	STOPOL	Narodnoje

Net revenue	537,867	495,273	476,257
Net profit fot the year	64,399	62,079	55,101

The pro forma information is based on various assumptions and estimates. The pro forma information is neither necessarily indicative of the operating results that would have occurred if the Group acquisitions had been consummated as of January 1, 2019, 2020 or 2021, nor is it necessarily indicative of future operating results. The pro forma information does not give effect to any potential revenue enhancements or cost synergies or other operating efficiencies that could result from the acquisitions. The actual results of operations of these companies are included into the consolidated financial statements of the Group only from the respective dates of acquisition and are presented as follows:

	2021
	MTT, Zelenaya
	Tochka,
	GreenBush,
	Credit	2020	2019
	Consulting,		RIKT, Kinopolis,
	Sistema Capital	STOPOL	Narodnoje

Net revenue	5,341	355	238
Net profit/(loss) for the year	25	25	(15)